CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	999,999,675,000	999,999,875,000
Ordinary shares, shares issued	5,593,444,487	3,772,078,667
Common stock shares outstanding	4,614,163,022	3,514,973,327
Treasury stocks, par value	$ 0.00000005	$ 0.00000005
Treasury stock, shares	229,281,465	257,105,340